Events occurring after the reporting period	9 Months Ended
Mar. 31, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

11. Events occurring after the reporting period

A class action proceeding in the Federal Court of Australia was served on the Company in May 2022. Refer to Note 13 for more details.

There were no other events that have occurred after March 31, 2022 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.